Note 6 - Other Long-term Assets - Schedule of Capitalized Development Costs and Other Long-Term Assets 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Long-term prepaid expenses	$ 518	$ 518	$ 518
Total	$ 518	$ 518	$ 5,293